UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03851

Nicholas II, Inc.
(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2007 Date of reporting period: 12/31/2006

Item 1. Schedule of Investments.

	Nicholas II, Inc.
	Schedule of Investments (unaudited)
	December 31, 2006

		VALUE
		------------
COMMON STOCKS - 95.76%
	Consumer Discretionary -
	Auto & Components - 1.08%
35,000	Gentex Corporation	$ 544,600
75,600	Harley-Davidson, Inc.	5,327,532
		------------
		5,872,132
		------------
	Consumer Discretionary -
	Consumer Services - 0.80%
65,000	ITT Educational Services, Inc. *	4,314,050
		------------
	Consumer Discretionary -
	Hotels, Restaurants & Leisure - 2.92%
102,500	Applebee's International, Inc.	2,528,675
150,000	International Game Technology	6,930,000
180,000	Starbucks Corporation *	6,375,600
		------------
		15,834,275
		------------
	Consumer Discretionary - Media - 4.95%
125,265	Clear Channel Communications, Inc.	4,451,918
100,407	DIRECTV Group, Inc. (The) *	2,504,151
140,000	EchoStar Communications Corporation *	5,324,200
65,000	Lamar Advertising Company *	4,250,350
304,935	Liberty Global, Inc. - Series C *	8,538,180
60,278	Liberty Global, Inc. - Series A *	1,757,104
		------------
		26,825,902
		------------
	Consumer Discretionary - Retail - 8.63%
225,672	IAC/InterActiveCorp *	8,385,972
70,000	J.C. Penney Company, Inc.	5,415,200
107,100	Kohl's Corporation *	7,328,853
330,979	Liberty Media Holding Corporation Interactive
	Common - Series A *	7,139,217
320,000	O'Reilly Automotive, Inc. *	10,259,200
285,000	PETsMART, Inc.	8,225,100
		------------
		46,753,542
		------------
Consumer Staples - Food & Staple Retail - 1.36%
238,296	CVS Corporation	7,365,729
		------------
	Consumer Staples -
	Food, Beverage & Tobacco - 1.48%
215,000	Hormel Foods Corporation	8,028,100
		------------

	Energy - 6.32%
45,450	Apache Corporation	3,022,880
120,000	BJ Services Company	3,518,400
50,000	Cameron International Corporation *	2,652,500
55,000	GlobalSantaFe Corporation	3,232,900
157,104	Kinder Morgan Management, LLC *	7,176,509
111,000	Nabors Industries, Ltd. *	3,305,580
55,000	Smith International, Inc.	2,258,850
175,000	Weatherford International Ltd. *	7,313,250
36,666	XTO Energy, Inc.	1,725,135
		------------
		34,206,004
		------------
	Financials - Banks - 4.48%
215,000	Commerce Bancorp, Inc.	7,583,050
230,000	Marshall & Ilsley Corporation	11,065,300
90,000	MGIC Investment Corporation	5,628,600
		------------
		24,276,950
		------------
	Financials - Diversified - 4.33%
67,500	Affiliated Managers Group, Inc. *	7,096,275
210,000	Eaton Vance Corp.	6,932,100
70,000	Legg Mason, Inc.	6,653,500
40,000	Moody's Corporation	2,762,400
		------------
		23,444,275

		------------
	Financials - Insurance - 5.14%
230,000	Brown & Brown, Inc.	6,488,300
168,800	Nationwide Financial Services, Inc.	9,148,960
307,000	Willis Group Holdings Limited	12,190,970
		------------
		27,828,230
		------------
	Health Care - Equipment - 5.83%
185,000	Biomet, Inc.	7,634,950
10,000	Cooper Companies, Inc. (The)	445,000
180,000	DENTSPLY International Inc.	5,373,000
10,000	IDEXX Laboratories, Inc. *	793,000
255,000	Respironics, Inc. *	9,626,250
210,000	St. Jude Medical, Inc. *	7,677,600
		------------
		31,549,800
		------------
	Health Care -
	Pharmaceuticals & Biotechnology - 7.71%
42,500	Allergan, Inc.	5,088,950
30,000	Biogen Idec Inc. *	1,475,700
32,000	Biotech HOLDRS Trust	5,882,880
55,000	Covance Inc. *	3,240,050
106,500	Forest Laboratories, Inc. *	5,388,900
160,000	Medicis Pharmaceutical Corporation	5,620,800
120,000	Pharmaceutical Product Development, Inc.	3,866,400
165,000	Teva Pharmaceutical Industries Ltd.	5,128,200
133,920	Thermo Fisher Scientific Inc. *	6,065,237
		------------
		41,757,117
		------------
	Health Care - Services - 5.33%
23,252	Cardinal Health, Inc.	1,498,126
162,500	DaVita, Inc. *	9,243,000
260,883	Health Management Associates, Inc.	5,507,240
265,000	IMS Health Incorporated	7,282,200
12,600	Patterson Companies, Inc. *	447,426
65,000	Universal Health Services, Inc. - Class B	3,602,950
40,000	VCA Antech, Inc. *	1,287,600
		------------
		28,868,542
		------------
	Industrials - Capital Goods - 4.51%
208,000	Fastenal Company	7,463,040
110,000	IDEX Corporation	5,215,100
50,000	ITT Corporation	2,841,000
115,000	Oshkosh Truck Corporation	5,568,300
55,000	Rockwell Automation, Inc.	3,359,400
		------------
		24,446,840
		------------
	Industrials -
	Commerical Services & Supplies - 4.11%
116,604	ChoicePoint Inc. *	4,591,866
237,500	Cintas Corporation	9,431,125
110,000	Manpower Inc.	8,242,300
		------------
		22,265,291
		------------
	Industrials - Transportation - 0.92%
123,000	Expeditors International of Washington, Inc.	4,981,500
		------------
	Information Technology -
	Hardware & Equipment - 10.90%
160,000	CDW Corporation	11,251,200
175,000	Harris Corporation	8,025,500
280,000	Jabil Circuit, Inc.	6,874,000
225,000	Molex Incorporated - Class A	6,232,500
380,000	QLogic Corporation *	8,329,600
215,000	Tektronix, Inc.	6,271,550
392,500	Vishay Intertechnology, Inc. *	5,314,450
193,750	Zebra Technologies Corporation - Class A *	6,740,563
		------------
		59,039,363
		------------
	Information Technology -
	Semiconductors & Semiconductor Equipment - 3.89%
217,000	Intersil Holding Corporation	5,190,640
210,000	Maxim Integrated Products, Inc.	6,430,200
288,750	Microchip Technology Incorporated	9,442,125
		------------
		21,062,965

------------
Information Technology -
Software & Services - 7.21%
145,000	Affiliated Computer Services, Inc. *	7,081,800
257,500	BEA Systems, Inc. *	3,239,350
85,300	Check Point Software Technologies Ltd. *	1,869,776
305,937	Fiserv, Inc. *	16,037,218
243,500	Hewitt Associates, Inc. *	6,270,125
130,000	NAVTEQ Corporation	*	4,546,100
------------
39,044,369
------------
Materials - 3.83%
291,400	Bemis Company, Inc.	9,901,772
140,000	Ecolab Inc.	6,328,000
105,000	Florida Rock Industries, Inc.	4,520,250
------------
20,750,022
------------
TOTAL Common Stocks	(COST: $	323,640,810)	518,514,997
------------

SHORT-TERM INVESTMENTS - 4.40%
Commercial Paper - 4.15%
1,285,000	CVS Corporation 01/02/07, 5.38%	1,285,000
2,075,000	Time Warner Cable Inc. 01/03/07, 5.34%	2,074,692
1,350,000	WPS Resources Corp. 01/04/07, 5.38%	1,349,597
895,000	AT&T Inc. 01/08/07, 5.32%	894,206
1,050,000	John Deere Capital Corporation 01/09/07, 5.30%	1,048,918
1,655,000	AT&T Inc. 01/10/07, 5.27%	1,653,062
1,125,000	John Deere Capital Corporation 01/12/07, 5.33%	1,123,334
1,000,000	Time Warner Cable 01/16/07, 5.36%	997,916
325,000	Time Warner Cable, Inc. 01/16/07, 5.37%	324,321
1,450,000	John Deere Capital Corporation 01/17/07, 5.33%	1,446,780
1,450,000	Fiserv, Inc. 01/18/07, 5.32%	1,446,572
1,375,000	General Mills, Inc. 01/22/07, 5.35%	1,370,913
1,475,000	Fiserv, Inc. 01/23/07, 5.35%	1,470,397
225,000	Walt Disney Company (The) 01/24/07, 5.28%	224,274
1,300,000	Fiserv, Inc. 01/25/07, 5.35%	1,295,556
800,000	Fiserv, Inc. 01/26/07, 5.36%	797,141
855,000	General Mills, Inc. 01/26/07, 5.33%	851,962
825,000	Fortune Brands, Inc. 01/29/07, 5.32%	821,708
1,000,000	Fortune Brands, Inc. 01/29/07, 5.32%	996,010
1,011,000	CVS Corporation 01/31/07, 5.40%	1,006,602
------------
22,478,961
------------

Variable Rate Security - 0.25%
1,331,945	Wisconsin Corporate Central
Credit Union 01/02/07, 5.02%	1,331,945
------------

TOTAL Short-term Investments	(COST: $ 23,810,906)	23,810,906
------------

TOTAL SECURITY HOLDINGS - 100.16%	542,325,903
LIABILITIES, NET OF OTHER ASSETS	(0.16)%	(839,725)
------------
TOTAL NET ASSETS	$541,486,178
------------
------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2006, investment cost for federal tax purposes was $347,451,716 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$200,892,849
Unrealized depreciation	(6,018,662)
--------------------
Net unrealized appreciation	$194,874,187
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-------------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Nicholas II, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 02/27/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 02/27/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 02/27/2007